CAPITAL AND RESERVES - Outstanding and exercisable (Details)	Dec. 31, 2017 CAD ($) Options Y	Dec. 31, 2017 USD ($) Options Y	Dec. 31, 2016 Options	Dec. 31, 2015 Options
Exercise prices of outstanding share options
Outstanding (in Options) | Options	6,454,327	6,454,327	7,524,727	9,442,950
Stock Options
Exercise prices of outstanding share options
Outstanding (in Options) | Options	6,454,327	6,454,327
Outstanding weighted expiration (in years) | Y	2.47	2.47
Exercisable (in options) | Options	5,202,293	5,202,293
Exercisable weighted average exercise price (in dollar per options)	$ 8.58
Stock Options | $5.85 - $7.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	2,725,250	2,725,250
Outstanding weighted expiration (in years) | Y	2.03	2.03
Exercisable (in options) | Options	2,725,250	2,725,250
Exercisable weighted average exercise price (in dollar per options)	$ 6.69
Stock Options | $8.00 - $9.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	1,745,702	1,745,702
Outstanding weighted expiration (in years) | Y	2.77	2.77
Exercisable (in options) | Options	1,574,043	1,574,043
Exercisable weighted average exercise price (in dollar per options)	$ 8.97
Stock Options | $10.00 - $11.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	130,000	130,000
Outstanding weighted expiration (in years) | Y	4.13	4.13
Exercisable (in options) | Options	50,000	50,000
Exercisable weighted average exercise price (in dollar per options)	$ 10.89
Stock Options | $12.00 - $13.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	1,813,375	1,813,375
Outstanding weighted expiration (in years) | Y	2.68	2.68
Exercisable (in options) | Options	823,000	823,000
Exercisable weighted average exercise price (in dollar per options)	$ 13.70
Stock Options | $14.00 - $15.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	40,000	40,000
Outstanding weighted expiration (in years) | Y	3.61	3.61
Exercisable (in options) | Options	30,000	30,000
Exercisable weighted average exercise price (in dollar per options)	$ 15.17
Minimum | Stock Options | $5.85 - $7.99
Exercise prices of outstanding share options
Exercise prices		$ 5.85
Minimum | Stock Options | $8.00 - $9.99
Exercise prices of outstanding share options
Exercise prices		8.00
Minimum | Stock Options | $10.00 - $11.99
Exercise prices of outstanding share options
Exercise prices		10.00
Minimum | Stock Options | $12.00 - $13.99
Exercise prices of outstanding share options
Exercise prices		12.00
Minimum | Stock Options | $14.00 - $15.99
Exercise prices of outstanding share options
Exercise prices		14.00
Maximum | Stock Options | $5.85 - $7.99
Exercise prices of outstanding share options
Exercise prices		7.99
Maximum | Stock Options | $8.00 - $9.99
Exercise prices of outstanding share options
Exercise prices		9.99
Maximum | Stock Options | $10.00 - $11.99
Exercise prices of outstanding share options
Exercise prices		11.99
Maximum | Stock Options | $12.00 - $13.99
Exercise prices of outstanding share options
Exercise prices		13.99
Maximum | Stock Options | $14.00 - $15.99
Exercise prices of outstanding share options
Exercise prices		$ 15.99